Shareholders’ Equity (Deficit) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity (Deficit) [Line Items]
Preference shares, authorized	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Representative shares	565,375
Warrants outstanding
Price per share (in Dollars per share)	$ 1.28
Warrant description	●in whole and not in part; ● at a price of $0.01 per Public Warrant, ● upon not less than 30 days’ prior written notice of redemption given after the Public Warrants become exercisable (the “30-day redemption period”) to each Public Warrant holder; and ● if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Public Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the Public Warrant holders.
Placement Warrants [member]
Shareholders’ Equity (Deficit) [Line Items]
Representative shares	54,000
Warrants outstanding	565,375
Price per share (in Dollars per share)	$ 10
Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued	565,375
Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued	12,065,375
Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants outstanding	11,500,000
Public Warrant [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued	11,500,000
Class A ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued	12,168,875
Shares outstanding	12,168,875
Shares subject to possible redemption	11,500,000
Remaining shares	668,875
Ordinary shares issued	668,875	0
Ordinary shares outstanding	668,875	0
Redeemed ordinary shares	9,852,558
Business combination, description	In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Class A ordinary shares [Member] | Placement Warrants [member]
Shareholders’ Equity (Deficit) [Line Items]
Temporary equity, shares issued	565,375
Class A ordinary shares [Member] | Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Purchase of ordinary shares	1
Price per share (in Dollars per share)	$ 11.5
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares authorized	10,000,000	10,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	4,935,622	4,935,622
Ordinary shares outstanding	4,935,622	4,935,622
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding	4,935,622
Shares subject to forfeiture	643,777
Ownership [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Initial shareholders ownership, percentage	30.00%
Initial Business Combination [Member]
Shareholders’ Equity (Deficit) [Line Items]
Expire term	5 years
Initial Business Combination [Member] | Class A ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Representative shares	103,500